SEGMENT INFORMATION - Assets by Reportable Segment (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Assets	$ 2,241,175	$ 2,293,721
Reportable Segments
Segment Reporting Information [Line Items]
Assets	2,220,644	2,255,144
Reportable Segments | Marcellus Shale Segment
Segment Reporting Information [Line Items]
Assets	243,391	243,884
Reportable Segments | Williston Basin – Gas Segment
Segment Reporting Information [Line Items]
Assets	296,870	311,041
Reportable Segments | Williston Basin – Liquids Segment
Segment Reporting Information [Line Items]
Assets	412,187	398,847
Reportable Segments | Barnett Shale Segment
Segment Reporting Information [Line Items]
Assets	425,142	428,935
Reportable Segments | Piceance Basin Segment
Segment Reporting Information [Line Items]
Assets	843,054	872,437
Corporate
Segment Reporting Information [Line Items]
Assets	$ 20,531	$ 38,577